Warrant Liabilities (Tables)	12 Months Ended
Jul. 31, 2021
Warrant Liabilities [Line Items]
Schedule of warrant liabilities
	2017 Unsecured Convertible Debentures	US$25,000 Registered Direct Offering	US$20,000 Registered Direct Offering	Total
	$	$	$	$
Opening balance as at August 1, 2019	493	-	-	493
Issued	-	5,629	3,967	9,596
Exercised	(106)	-	-	(106)
(Gain) on revaluation of financial instruments	(387)	(3,712)	(2,434)	(6,533)
Balance as at July 31, 2020	-	1,917	1,533	3,450
Loss on revaluation of financial instruments	-	1,269	1,014	2,283
Balance as at July 31, 2021	-	3,186	2,547	5,733

USD$20,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Schedule of warrant liability fair value assumptions
	As at July 31, 2021	As at July 31, 2020	Initial recognition January 20, 2020
Number of warrants	1,497,007	1,497,007	1,497,007
Share price	US$3.97	US$2.72	US$5.80
Expected life	2.5 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	95%	97%	80%
Risk free rate	0.38%	0.22%	1.57%
Exchange rate (USD/CAD)	1.2462	1.3404	1.3116

US$25,000 Registered Direct Offering
Warrant Liabilities [Line Items]
Schedule of warrant liability fair value assumptions
	As at July 31, 2021	As at July 31, 2020	Initial recognition December 31, 2019
Number of warrants	1,871,259	1,871,259	1,871,259
Share price	US$3.97	US$2.72	US$6.36
Expected life	2.5 years	2.5 years	2.5 years
Dividend	US $nil	US $nil	US $nil
Volatility	95%	97%	79%
Risk free rate	0.38%	0.22%	1.71%
Exchange rate (USD/CAD)	1.2462	1.3404	1.2988